Note 6 - Blanket Zimbabwe Indigenisation Transaction - Movement in Advance Dividend Loan (Details) - USD ($) $ in Thousands	12 Months Ended		19 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2016
Statement Line Items [Line Items]
Dividends used to repay loans			$ 0
Reserve of share-based payments [member] | Advanced dividend loans [member]
Statement Line Items [Line Items]
Balance at January 1, 2017	$ 2,604	$ 3,000
Interest accrued	174	104
Dividends used to repay loans	(725)	(500)
Balance at December 31, 2017	$ 2,053	$ 2,604